PROPERTY, PLANT AND EQUIPMENT, NET (Details)	9 Months Ended
	Sep. 30, 2017 CNY (¥)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 CNY (¥)	Sep. 30, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Property, Plant and Equipment [Line Items]
Property and equipment	¥ 7,819,845,432				¥ 6,487,564,926
Less: Accumulated depreciation	(2,212,405,232)				(2,028,991,593)
Less: Impairment	(26,181,582)				(51,439,373)
Subtotal	5,581,258,618				4,407,133,960
Construction in progress	446,910,005				331,547,393
Property, plant and equipment, net	6,028,168,623			$ 906,041,907	4,738,681,353
Depreciation of property, plant and equipment	419,333,465	$ 63,026,388	¥ 341,558,437
Property, plant and equipment impairment	0	$ 0	¥ 103,146,548
Pledged property, plant and equipment	1,919,724,162				1,899,053,100
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	1,552,694,920				1,429,839,237
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	6,032,310,372				4,886,493,031
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	30,043,806				34,434,859
Furniture, fixture and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	¥ 204,796,334				¥ 136,797,799